--------------------------------------------------------------------------------

CONNECTICUT
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================


Dear Shareholder:

We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. for the period February 1, 2000 through July 31, 2000.


The Fund had net assets of $219,075,418 and 404 active shareholders as of July 31, 2000.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------    -------
Other Tax Exempt Investments (19.56%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,378,000   Bethel, CT BAN (c)                                               07/06/01    4.21%  $  3,378,598
   1,000,000   Connecticut Regional School District #16 (c)
               LOC Dexia CLF                                                    03/15/01    3.86      1,018,023
   1,000,000   Connecticut Special Tax Obligation
               Transportation Infrastructure - Series A (c)
               Insured by FGIC                                                  10/01/00    3.80      1,002,511
   3,500,000   Connecticut State Resource Recovery Authority
               (American Refuel Co.) - Series A (c)
               Insured by MBIA Insurance Corp.                                  11/15/00    4.00      3,508,277
     500,000   Colchester, CT GO Bond (c)
               Insured by FGIC                                                  04/01/01    3.92        506,103
   3,150,000   Danbury, CT BAN (c)                                              08/08/00    3.71      3,150,023
   2,330,000   East Granby, CT BAN (c)                                          08/10/00    3.39      2,330,166
   2,000,000   East Lyme, CT BAN (c)                                            07/19/01    4.16      2,003,327
   2,300,000   Ledyard, CT BAN                                                  12/15/00    3.83      2,300,239     MIG-1
   2,589,000   New Fairfield, CT BAN (c)                                        08/02/00    3.74      2,589,003
   2,000,000   Old Saybrook, CT BAN (c)                                         09/06/00    3.78      2,000,037
   1,800,000   Shelton, CT GO Bond (c)
               Insured by MBIA Insurance Corp.                                  09/01/00    3.56      1,803,065
   3,000,000   South Windsor, CT BAN                                            03/21/01    3.90      3,000,363     MIG-1
   2,650,000   Towns of Bethany and Orange, CT Regional School District #5 (c)  03/22/01    3.95      2,650,322
   1,000,000   Town of Brookfield, CT BAN (c)                                   12/08/00    3.79      1,000,134
   1,115,000   Town of Tolland, CT BAN (c)                                      06/08/01    4.72      1,115,266
   3,000,000   Wilton, CT BAN                                                   07/18/01    4.14      3,000,810     MIG-1
   3,000,000   Windsor, CT BAN                                                  01/18/01    3.79      3,005,365     MIG-1    SP1+
   3,500,000   Woodbridge, CT BAN (c)                                           08/15/00    3.77      3,500,053
------------                                                                                       ------------
  42,812,000   Total Other Tax Exempt Investments                                                    42,861,685
------------                                                                                       ------------
Other Variable Rate Demand Instruments (b) (48.22%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997A
               LOC KBC Bank                                                     03/01/17    4.10%  $  3,000,000    VMIG-1
   1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997B
               LOC Royal Bank of Canada                                         03/01/17    4.10      1,000,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------    -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Connecticut Development Authority Solid Waste Disposal
               (PJ Rand / Whitney Project)
               LOC Bank of Montreal                                             08/01/23    3.80%  $ 2,000,000     VMIG-1     A1+
    5,600,000  Connecticut Development Authority PCRB
               (Connecticut Light & Power Company Project) - Series 1996A
               Insured by AMBAC Indemnity Corp.                                 05/01/31    4.10     5,600,000     VMIG-1     A1+
    5,000,000  Connecticut HFA (Elm Haven) - Series A (c)
               LOC Fleet Bank                                                   12/01/17    4.25     5,000,000
      800,000  Connecticut HFA Housing Mortgage
               Finance Program Bonds - Series 1995G
               Insured by AMBAC Indemnity Corp.                                 05/15/18    4.15       800,000     VMIG-1     A1+
    3,600,000  Connecticut Housing Authority - Series 1989D
               Guaranteed by Federal Home Loan Bank                             11/15/24    4.25     3,600,000     VMIG-1     A1+
    6,750,000  Connecticut Resource Recovery Authority
               (Ref-Fuel Company of South East Connecticut - Duke Capital)      11/15/15    4.40     6,750,000                A1
    4,600,000  Connecticut Special Tax Obligation RB
               (Second Lien Transportation Infrastructure)
               LOC Commerzbank A.G.                                             12/01/10    4.10     4,600,000       P1       A1+
    1,600,000  Connecticut State Development Authority
               (Independent Living)
               LOC Chase Manhattan Bank, N.A.                                   07/01/15    4.10     1,600,000     VMIG-1
    6,000,000  Connecticut State Development Authority IDRB
               (Gerber Scientific Incorporated)
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/14    4.25     6,000,000                A1+
    2,500,000  Connecticut State Development Authority IDRB
               (Birken Manufacturing Co. Project) (c)
               LOC First Union National Bank                                    10/01/23    4.25     2,500,000
   20,000,000  Connecticut State HEFA (Yale University)                         07/01/29    4.05    20,000,000     VMIG-1     A1+
    1,000,000  Connecticut State HFA (Merlots) - Series BB                      05/15/31    4.34     1,000,000     VMIG-1
    2,595,000  Connecticut State HFA (Merlots) - Series P (c)                   11/15/30    4.34     2,595,000
   12,150,000  Connecticut State GO - Series 1997B                              05/15/14    4.05    12,150,000     VMIG-1     A1+
    2,700,000  Morgan Stanley Floating Rate Trust Certificate
               (Connecticut State GO) (c)                                       05/01/09    4.03     2,700,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------    -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,855,000  Puerto Rico Ana Mendez University System
               (Industrial Tourist Educational, Medical & Environmental)
               LOC Banco Santander                                              10/01/21    4.05%  $  1,855,000               A1+
    2,000,000  Puerto Rico Public Finance Corporation
               (Commonwealth Appropriation)
               Insured by AMBAC Indemnity Corp.                                 12/01/06    3.83      2,000,000               A1
    3,000,000  Puerto Rico Electric Power Authority - Series AA
               Insured by MBIA Insurance Corp.                                  07/01/22    3.95      3,000,000               A1+
    1,660,000  Shelton, CT Housing Authority RB (c)
               LOC First Union National Bank                                    01/01/31    4.10      1,660,000
    9,660,000  State of Connecticut HEFA
               (Bradley Health Care Project) - Series B
               LOC Fleet Bank                                                   07/01/29    3.70      9,660,000    VMIG-1
    1,300,000  State of Connecticut HEFA (Charlotte Hungerford Hospital)
               LOC BankBoston                                                   07/01/13    4.05      1,300,000    VMIG-1
    1,600,000  State of Connecticut HEFA
               (Hospital of Saint Raphael Project) - Series K
               LOC KBC Bank                                                     07/01/22    3.90      1,600,000    VMIG-1
    1,370,000  State of Connecticut HEFA (Sharon Hospital Project)
               LOC BankBoston                                                   07/01/27    4.05      1,370,000    VMIG-1
    2,300,000  State of Connecticut HEFA - Series A
               LOC Dexia CLF                                                    07/01/24    4.15      2,300,000    VMIG-1
-------------                                                                                      ------------
  105,640,000  Total Other Variable Rate Demand Instruments                                         105,640,000
-------------                                                                                      ------------
Put Bonds (d) (8.29%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Connecticut HEFA (Yale New Haven Hospital) - Series E
               Insured by FGIC                                                  06/01/01    4.75%  $  1,000,000    VMIG-1     A1+
    9,000,000  Connecticut State Special
               Assessment Unemployment Compensation RB
               Insured by FGIC                                                  07/01/01    4.35      9,000,000    VMIG-1     A1+
    8,160,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank                                                09/01/00    3.50      8,160,000    VMIG-1     A1+
-------------                                                                                      ------------
   18,160,000   Total Put Bonds                                                                      18,160,000
-------------                                                                                      ------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------    -------
Tax Exempt Commercial Paper (16.43%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,000,000   Puerto Rico Government Development Bank                          10/03/00    4.25%  $  4,000,000               A1+
   3,000,000   State of Connecticut HEFA RB (Yale University)                   08/07/00    3.60      3,000,000    VMIG-1     A1+
   9,000,000   State of Connecticut HEFA RB (Yale University)                   08/07/00    3.80      9,000,000    VMIG-1     A1+
   3,000,000   State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                08/08/00    3.55      3,000,000      P1       A1+
   8,000,000   State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                09/13/00    4.50      8,000,000      P1       A1+
   6,000,000   State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                09/14/00    4.10      6,000,000      P1       A1+
   3,000,000   State of Connecticut Special Assessment Second Injury Fund
               LOC Credit Agricole/Credit Commercial de Belgique                11/08/00    3.90      3,000,000      P1       A1+
------------                                                                                       ------------
  36,000,000   Total Tax Exempt Commercial Paper                                                     36,000,000
------------                                                                                       ------------
Variable Rate Demand Instruments - Participations (b) (0.23%)
------------------------------------------------------------------------------------------------------------------------------------
$    492,631   Connecticut State Development Authority IDRB (Nefco Holding)
               LOC Chase Manhattan Bank, N.A.                                   11/01/00    6.17%  $    492,631      P1       A1
------------                                                                                       ------------
     492,631   Total Variable Rate Demand Instruments - Participations                                  492,631
------------                                                                                       ------------
               Total Investments (92.73%) (Cost $203,154,316+)                                      203,154,316
               Cash and Other Assets, Net of Liabilities (7.27%)                                     15,921,102
                                                                                                   ------------
               Net Assets (100.00%)                                                                $219,075,418
                                                                                                   ============
               Net Asset Value, offering and redemption price per share
               Class A Shares,           119,302,475 Shares outstanding (Note 3)                   $       1.00
                                                                                                   ============
               Class B Shares             28,540,400 Shares outstanding (Note 3)                   $       1.00
                                                                                                   ============
               Evergreen Shares           28,373,356 Shares outstanding (Note 3)                   $       1.00
                                                                                                   ============
               Chase Vista Select Shares  42,882,182 Shares outstanding (Note 3)                   $       1.00
                                                                                                   ============

               +  Aggregate cost for federal income tax purposes is identical.













--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2000
(UNAUDITED)
================================================================================




FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:

      BAN      =  Bond Anticipation Note                          IDRB     =  Industrial Development Revenue Bond
      FGIC     =  Financial Guaranteed Insurance Company          LOC      =  Letter of Credit
      GO       =  General Obligation                              PCFA     =  Pollution Control Finance Authority
      HEFA     =  Health and Education Facilities Authority       PCRB     =  Pollution Control Revenue Bond
      HFA      =  Housing Finance Authority                       RB       =  Revenue Bond













--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2000
(UNAUDITED)
================================================================================






INVESTMENT INCOME

Income:
  Interest......................................................................     $         4,058,692
                                                                                      ------------------
Expenses: (Note 2)
  Investment management fee.....................................................                 323,743
  Administration fee............................................................                 226,620
  Shareholder servicing fee (Class A)...........................................                 100,702
  Shareholder servicing fee (Evergreen shares)..................................                  32,116
  Shareholder servicing fee (Chase Vista Select Shares).........................                  46,467
  Custodian expenses............................................................                  12,925
  Shareholder servicing and related shareholder expenses........................                  56,815
  Legal, compliance and filing fees.............................................                  35,394
  Audit and accounting..........................................................                  68,061
  Directors' fees...............................................................                   7,503
  Other.........................................................................                   6,757
                                                                                      ------------------
     Total expenses.............................................................                 917,103
     Less: Expenses paid indirectly.............................................     (            28,121)
                                                                                      ------------------
           Net expenses.........................................................                 888,982
                                                                                      ------------------
  Net investment income.........................................................               3,169,710

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................               -0-
                                                                                      ------------------
Increase in net assets from operations..........................................     $         3,169,710
                                                                                      ==================




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                           Six Months
                                                                              Ended                    Year
                                                                          July 31, 2000                Ended
                                                                           (Unaudited)           January 31, 2000
                                                                            ---------            ----------------

 INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income.......................................        $      3,169,710         $       3,946,359
   Net realized gain (loss) on investments.....................                 -0-                         2,668
                                                                        ---------------          ----------------
Increase (decrease) in net assets from operations..............               3,169,710                 3,949,027


Dividends to shareholders from net investment income:
    Class A....................................................        (      1,468,586)*       (       2,908,519)*
    Class B....................................................        (        553,881)*       (         198,653)*
    Evergreen shares...........................................        (        462,176)*       (         398,613)*
    Chase Vista Select shares..................................        (        685,067)*       (         440,574)*
Capital share transactions (Note 3):
    Class A....................................................              18,798,683         (      81,749,348)
    Class B....................................................              17,911,222                10,240,419
    Evergreen shares...........................................        (      5,304,878)               33,678,234
    Chase Vista Select shares..................................               1,893,955                40,988,227
                                                                        ---------------          ----------------
    Total increase (decrease)..................................              33,298,982                 3,160,200
Net assets:
    Beginning of period........................................             185,776,436               182,616,236
                                                                        ---------------          ----------------
    End of period..............................................        $    219,075,418         $     185,776,436
                                                                        ===============          ================

* Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, Class A, Class B, Evergreen shares and Chase Vista Select shares. The Class A, Evergreen and Chase Vista Select shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market Fund. The Evergreen and Chase Vista Select shares commenced on July 30, 1999. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A, Evergreen and Chase Vista Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A, Evergreen and Chase Vista Select shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $54,191 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $28,121.

3. Capital Stock.

At July 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $219,080,102. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                            Year
Class A                                              Ended                              Ended
-------                                          July 31, 2000                   January 31, 2000
                                                 -------------                   ----------------
Sold...................................            153,631,003                      328,532,184
Issued on reinvestment of dividends....              1,367,864                        2,921,055
Redeemed...............................         (  136,200,184)                  (  413,202,587)
                                                 -------------                    -------------
Net increase (decrease)................             18,798,683                   (   81,749,348)
                                                 =============                    =============

                                                  Six Months                            Year
Class B                                              Ended                              Ended
-------                                          July 31, 2000                   January 31, 2000
                                                 -------------                   ----------------
Sold...................................            378,462,065                       93,352,275
Issued on reinvestment of dividends....                475,086                          175,387
Redeemed...............................         (  361,025,929)                  (   83,287,243)
                                                 -------------                    -------------
Net increase (decrease)................             17,911,222                       10,240,419
                                                 =============                    =============

                                                  Six Months                        July 30, 1999
Evergreen Shares                                     Ended                   (Commencement of Offering)
----------------                                 July 31, 2000                  to January 31, 2000
                                                 -------------                  -------------------
Sold...................................             36,131,023                       65,494,918
Issued on reinvestment of dividends....                462,097                          398,197
Redeemed...............................         (   41,897,998)                  (   32,214,881)
                                                 -------------                    -------------
Net increase (decrease)................         (    5,304,878)                      33,678,234
                                                 =============                    =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock. (Continued)

                                                   Six Months                       July 30, 1999
Chase Vista Select Shares                            Ended                   (Commencement of Offering)
-------------------------                        July 31, 2000                   to January 31, 2000
                                                 -------------                   -------------------
Sold...................................             56,854,954                         83,337,503
Issued on reinvestment of dividends....                666,571                            404,479
Redeemed...............................         (   55,627,570)                    (   42,753,755)
                                                 -------------                      -------------
Net increase (decrease)................              1,893,955                         40,988,227
                                                 =============                      =============


4. Sales of Securities.

Accumulated undistributed net realized losses at July 31, 2000 amounted to $4,684. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire January 31, 2005 through January 31, 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 36% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.













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

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights.

                                                        Six Months                           Year Ended January 31,
Class A                                                   Ended      -------------------------------------------------------------
-------                                               July 31, 2000    2000         1999         1998         1997          1996
                                                      -------------  --------     --------     --------      --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............      $  1.00       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                       --------      --------     --------     --------      --------     --------
Income from investment operations:
  Net investment income..........................         0.015         0.023        0.025        0.027         0.026        0.030
Less distributions:
  Dividends from net investment income...........      (  0.015)     (  0.023)    (  0.025)    (  0.027)     (  0.026)    (  0.030)
                                                        -------       -------      -------      -------       -------      -------
Net asset value, end of period...................      $  1.00       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                       ========      ========     ========     ========      ========     ========
Total Return.....................................         1.46%**       2.31%        2.52%        2.74%         2.59%        3.02%
Ratios/Supplemental Data
Net assets, end of period (000)..................      $119,290      $100,554     $182,227     $167,780      $136,606     $105,826
Ratios to average net assets:
  Expenses+......................................         0.88%*        0.86%        0.88%        0.89%         0.91%        0.91%
  Net investment income..........................         2.91%*        2.26%        2.48%        2.70%         2.56%        2.96%
  Administration fees waived.....................         0.00%*        0.00%        0.00%        0.00%         0.00%        0.03%
  Expenses paid indirectly.......................         0.03%*        0.00%        0.00%        0.00%         0.02%        0.00%
                                                                              Year Ended
                                                   Six Months                 January 31,                    October 10, 1996
Class B                                              Ended       ------------------------------------- (Commencement of Offering) to
-------                                          July 31, 2000     2000          1999          1998          January 31, 1997
                                                 -------------   --------      --------      ---------       ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............  $  1.00       $  1.00       $  1.00       $  1.00           $  1.00
                                                   --------      --------      --------      --------          --------
Income from investment operations:
  Net investment income..........................     0.015         0.025         0.027         0.029             0.009
Less distributions:
  Dividends from net investment income...........  (  0.015)     (  0.025)     (  0.027)     (  0.029)         (  0.009)
                                                    -------       -------       -------       -------          --------
Net asset value, end of period...................  $  1.00       $  1.00       $  1.00       $  1.00           $  1.00
                                                   ========      ========      ========      ========          ========
Total Return.....................................     1.56%**       2.50%         2.72%         2.96%             2.83%*
Ratios/Supplemental Data
Net assets, end of period (000)..................  $  28,537     $  10,628     $    389      $      4          $      7
Ratios to average net assets:
  Expenses+......................................     0.69%*        0.67%         0.69%         0.67%             0.70%*
  Net investment income..........................     3.02%*        2.49%         2.50%         2.95%             2.80%*
  Expenses paid indirectly.......................     0.03%*        0.00%         0.00%         0.00%             0.02%*

*  Annualized
** Unannualized
+  Includes expenses paid indirectly


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

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights. (Continued)

                                                               Six Months                     July 30, 1999
                                                                  Ended                 (Commencement of Offering) to
EVERGREEN SHARES                                              July 31, 2000                 January 31, 2000
----------------                                              -------------                 ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.................           $   1.00                       $   1.00
                                                                ---------                      ---------
Income from investment operations:
   Net investment income.............................               0.015                          0.012
Less distributions:
   Dividends from net investment income..............           (   0.015)                     (   0.012)
                                                                 --------                       --------
Net asset value, end of period.......................           $   1.00                       $   1.00
                                                                =========                      =========
Total Return.........................................               1.46%**                        1.23%**
Ratios/Supplemental Data
Net assets, end of period (000)......................           $   28,370                     $   33,611
Ratios to average net assets:
   Expenses+.........................................               0.88%*                         0.86%*
   Net investment income.............................               2.91%*                         2.26%*
   Expenses paid indirectly..........................               0.03%*                         0.00%*

                                                                Six Months                   July 30, 1999
                                                                   Ended              (Commencement of Offering) to
CHASE VISTA SELECT SHARES                                      July 31, 2000              January 31, 2000
-------------------------                                      -------------              ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.................           $   1.00                       $   1.00
                                                                ---------                      ---------
Income from investment operations:
   Net investment income.............................               0.015                          0.012
Less distributions:
   Dividends from net investment income..............           (   0.015)                     (   0.012)
                                                                 --------                       --------
Net asset value, end of period.......................           $   1.00                       $   1.00
                                                                =========                      =========
Total Return.........................................               1.46%**                        1.23%**
Ratios/Supplemental Data
Net assets, end of period (000)......................           $   42,878                     $   40,983
Ratios to average net assets:
   Expenses+.........................................               0.88%*                         0.86%*
   Net investment incomes............................               2.91%*                         2.26%*
   Expenses paid indirectly..........................               0.03%*                         0.00%*

*  Annualized
** Unannualized
+  Includes expenses paid indirectly.

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--------------------------------------------------------------------------------










CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.











                               Semi-Annual Report
                                  July 31, 2000
                                   (Unaudited)








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------




Connecticut Daily Tax Free Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management L.P.
   600 Fifth Avenue
   New York, New York 10020


Custodian
   State Street Kansas City
   801 Pennsylvania
   Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020






CT700S


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